Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Number of outstanding warrants	12,598,254
January 2017 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	January 2017
Number of outstanding warrants	91,667
Exercise price per warrant (in Dollars per share) | $ / shares	$ 33.75
March 2018 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	March 2018
Number of outstanding warrants	11,111
Exercise price per warrant (in Dollars per share) | $ / shares	$ 30
January 2019 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	January 2019
Number of outstanding warrants	7,460
Exercise price per warrant (in Dollars per share) | $ / shares	$ 19.5
April 2019 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	April 2019
Number of outstanding warrants	16,410
Exercise price per warrant (in Dollars per share) | $ / shares	$ 12.9
May 2019 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	May 2019
Number of outstanding warrants	1,575,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 4
January 2020 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	January 2020
Number of outstanding warrants	794,601
Exercise price per warrant (in Dollars per share) | $ / shares	$ 3.45
February 2020 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	February 2020
Number of outstanding warrants	375,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 1.5
June 2020 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	June 2020
Number of outstanding warrants	2,046,342
Exercise price per warrant (in Dollars per share) | $ / shares	$ 2.5
July 2020 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	July 2020
Number of outstanding warrants	980,663
Exercise price per warrant (in Dollars per share) | $ / shares	$ 2.5
August 2021 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	August 2021
Number of outstanding warrants	350,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 2
December 2021 [Member]
Shareholders' Equity (Details) - Schedule of information regarding outstanding warrants to purchase shares [Line Items]
Issuance date	December 2021
Number of outstanding warrants	6,350,000
Exercise price per warrant (in Dollars per share) | $ / shares	$ 2